Baird LargeCap Fund
Baird LargeCap Fund
Investment Objective
The investment objective of the Baird LargeCap Fund (the “Fund”) is to provide long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baird LargeCap Fund		Investor	Institutional
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.46%	0.46%
Total Annual Fund Operating Expenses	[1]	1.36%	1.11%
Less: Expense Reimbursement	[2]	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	0.75%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.
[2]	Robert W. Baird & Co. Incorporated (the "Advisor") has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund's total annual fund operating expenses to 1.00% of average daily net assets for the Investor Class shares and 0.75% of average daily net assets for the Institutional Class shares. This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund's investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The agreement will continue in effect at least through April 30, 2017 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baird LargeCap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	102	395	710	1,604
Institutional	77	317	577	1,319

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.50% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of large-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges.  Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies.  The Fund defines large-capitalization companies as those companies with a market capitalization within the range of companies in the S&P 500 ® Index at the time of investment.  The Fund may also invest in shares of exchange-traded funds (“ETFs”) that principally invest in large-capitalization companies such as, without limitation, the iShares S&P Index Fund or SPDR S&P 500 ETF.  In selecting investments for the Fund, L2 Asset Management, LLC, the Fund’s sub-advisor (the “Subadvisor”), will focus on securities that, in the Subadvisor’s opinion, are out‑of‑favor in the marketplace but that will experience favorable risk-adjusted returns.  While the Subadvisor considers both “growth” and “value” factors in its investment processes, the Subadvisor may have a tendency to be more value-oriented.

The Subadvisor’s portfolio decision-making process is primarily based on proprietary methodologies that rank securities based on numerous fundamental and other factors incorporating quantitative tools to improve analytical efficiency.  As part of its investment process, the Subadvisor evaluates the outputs from the methodologies based on regular fundamental analyses and uses such evaluation to identify process-oriented items to improve the methodologies.  More specifically, characteristics or items identified as potential risks or opportunities on a fundamental level are tested to see if they are actionable and can be part of a repeatable investment process.  This is done primarily by incorporating relevant fundamental analysis-based insights into the underlying methodologies as and when deemed necessary.

Quantitative investment analysis is a method of evaluating securities by analyzing a large amount of data through the use of algorithms or models to generate an investment decision.

Fundamental analysis involves a bottom-up approach to investing through a detailed analysis of specific companies, including their financial statements and financial ratios, management, competitive advantages and markets, in an attempt to determine the value of its stock.

The Subadvisor also seeks to have exposure across various economic sectors that are comparable to the sector weightings of the S&P 500 ® Index, although some modest over- and under-weights are likely.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Quantitative Model Investment Risks

The success of the quantitative investment methodologies and processes employed by the Subadvisor depends on the analyses and assessments that were used in developing such methodologies and processes, as well as on the accuracy and reliability of models and data provided by third parties.  Incorrect analyses and assessments or inaccurate or incomplete models and data would adversely affect performance.  Certain low-probability events or factors that are assigned little weight may occur or prove to be more likely or may have more relevance than expected, for short or extended periods of time.  It is also possible that prices of securities may move in directions that were not predicted by the Subadvisor’s quantitative methodologies.  There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Active Share Risks

The Fund may frequently have high “active share,” which measures how much the holdings of the Fund differ from those of the securities in the S&P 500 ® Index.  Funds that have low active share closely resemble the composition of their benchmark index.  Active share is often used as a gauge of active management and of potential future excess return.  A fund with high active share generally means that the fund’s holdings are meaningfully different from the composition of its benchmark index, in terms of both the securities held and their weightings.  A high level of active share may result in increased return dispersion, volatility and downside risks.

Sector Risks

The Subadvisor’s quantitative investment processes do not limit exposure to any individual economic sector.  When weighted toward one or more economic sectors, the Fund is subject to the risk that adverse events, changes or developments within a particular sector or major companies in that sector may result in a meaningful decline in the value of the Fund.

Stock Market Risks

Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Management Risks

The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks

Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks

Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Exchange-Traded Funds Risks

You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses.  Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF.  The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained.  ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Large Market Capitalization Risks

Stocks of companies with certain market capitalizations may perform differently from the equities markets generally. The Fund’s investments will focus on companies with large market capitalizations. At times, large-cap stocks may underperform as compared to small- or mid-cap stocks, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Investment Style Risks

From time to time and often for extended periods of time, certain investment styles may be in favor while other investment styles may be out of favor.  When a certain investment style is out of favor, the performance of that style and stocks that meet the parameters of that style may be weaker than styles and stocks that are in favor.  For instance, when the market favors a growth style of investing, growth stocks ( e.g., stocks with high price-to earnings or price-to-sales ratios or stocks that have experienced or are perceived as having potential for significant revenue or earnings growth) may perform significantly better than value stocks.  While the Subadvisor considers both “growth” and “value” factors in its investment processes, the Subadvisor may have a tendency to be more value-oriented.

Foreign Securities Risks

Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  The Subadvisor became the Fund’s sub-advisor effective April 30, 2016.  From December 23, 2013 to April 29, 2016, Baird Kailash Group, LLC (“BKG”) served as the Fund’s sub-advisor.  Matthew J. Malgari has served as the Fund’s lead portfolio manager since December 23, 2013, first as an employee of BKG and currently as an employee of the Subadvisor.  The performance results shown in the bar chart and table reflect periods during which the Fund was managed by the Advisor and BKG prior to the retention of the Subadvisor.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2 nd quarter 2009	17.66%
Worst quarter:	4 th quarter 2008	-26.49%

Average Annual Total Returns as of December 31, 2015
Average Annual Returns - Baird LargeCap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class Return Before Taxes	(3.94%)	10.24%	5.91%	2.75%	Sep. 29, 2000
Investor	Investor Class Return Before Taxes	(4.18%)	9.97%	5.66%	2.50%	Sep. 29, 2000
After Taxes on Distributions | Institutional	Institutional Class Return After Taxes on Distributions	(5.55%)	7.57%	4.60%	1.89%
After Taxes on Distributions and Sale of Fund Shares | Institutional	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(1.07%)	7.93%	4.65%	2.12%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.36%	Sep. 29, 2000

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit that increases the after-tax return.